Allowance for Credit Losses on Loans (Tables)	12 Months Ended
Mar. 31, 2026
Accounts, Notes, Loans and Financing Receivable [Line Items]
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment
Changes in Allowance for credit losses on loans by portfolio segment for the fiscal years ended March 31, 2024, 2025 and 2026 are shown below:

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (2)	Total

	(in millions of yen)
2024
Balance at beginning of fiscal year	505,901	63,541	53	870	130,594	700,959

Provision (credit) for credit losses on loans	83,702	(4,208)	(9)	(597)	(26,061)	52,827

Charge-offs	(31,936)	(4,882)	—	—	(9,505)	(46,323)

Recoveries	6,049	1,338	—	—	4,561	11,948

Net charge-offs	(25,887)	(3,544)	—	—	(4,945)	(34,376)

Others (1)	—	—	—	—	30,660	30,660

Balance at end of fiscal year	563,716	55,790	44	273	130,249	750,071

2025
Balance at beginning of fiscal year	563,716	55,790	44	273	130,249	750,071

Provision (credit) for credit losses on loans	84,198	(732)	7	105	12,320	95,897

Charge-offs (3)	(18,854)	(5,546)	—	—	(23,645)	(48,044)

Recoveries	10,130	639	—	—	9,622	20,390

Net charge-offs	(8,724)	(4,907)	—	—	(14,023)	(27,654)

Others (1)	—	—	—	—	(1,940)	(1,940)

Balance at end of fiscal year	639,190	50,150	51	377	126,606	816,374

2026
Balance at beginning of fiscal year	639,190	50,150	51	377	126,606	816,374

Provision (credit) for credit losses on loans	143,988	778	32	168	43,469	188,437

Charge-offs (3)	(249,954)	(3,570)	—	—	(19,461)	(272,985)

Recoveries	5,108	682	—	—	603	6,393

Net charge-offs	(244,846)	(2,888)	—	—	(18,857)	(266,591)

Others (1)	301	—	—	—	18,639	18,940

Balance at end of fiscal year	538,634	48,041	83	546	169,856	757,159

Notes:
(1)	Others includes primarily foreign exchange translation.
(2)	The majority of total foreign consist of corporate.
(3)
Charge-offs
in
creased
by
¥224,941
million from the fiscal year ended March 31, 2025 to
¥272,985
million for the fiscal year ended March 31, 2026 due mainly to a downgrade in obligor rating at a domestic corporate borrower.